787 Seventh Avenue

New York, NY 10019-6099

Tel: 212 728 8000

Fax: 212 728 8111

March 4, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 189 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Prospectus for Legg Mason ClearBridge Dividend Strategy Fund and the forms of Statement of Additional Information for Legg Mason ClearBridge Equity Fund, Legg Mason ClearBridge Small Cap Growth Fund, Legg Mason Batterymarch Global Equity Fund, Legg Mason ClearBridge Mid Cap Core Fund and Legg Mason ClearBridge Dividend Strategy Fund, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from that filed as part of Post-Effective Amendment No. 189 to the Trust’s Registration Statement on Form N-1A on February 24, 2011. That Post-Effective Amendment became effective on February 28, 2011, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Barbara Allen, Legg Mason & Co., LLC
Rosemary D. Emmens, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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